Note 5 - Allowance for Loan Losses	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Allowance for Credit Losses [Text Block]
NOTE
5
. ALLOWANCE FOR LOAN LOSSES

The following tables detail activity in the allowance for loan losses, segregated by class of loan, for the year ended
December 31, 2019.
Allocation of a portion of the allowance to
one
category of loans does
not
preclude its availability to absorb losses in other loan categories and periodically may
result in reallocation within the provision categories.

(dollars in thousands)	Construction, land and land development	Other commercial real estate	Residential real estate	Commercial, financial, & agricultural	Consumer and other	Total
Twelve months ended December 31, 2019
Beginning balance	$131	$5,251	$1,181	$618	$96	$7,277
Charge-offs	(29)	(119)	(758)	(403)	(784)	(2,093)
Recoveries	82	218	174	36	65	575
Provision	31	(1,442)	383	1,406	726	1,104
Ending balance	$215	$3,908	$980	$1,657	$103	$6,863

Period-end amount allocated to:
Individually evaluated for impairment	-	1,939	137	1,073	-	3,149
Collectively evaluated for impairment	215	1,969	837	584	103	3,708
Purchase credit impaired	-	-	6	-	-	6
Ending balance	$215	$3,908	$980	$1,657	$103	$6,863

Loans:
Loans individually evaluated for impairment	67	18,024	3,471	2,246	-	23,808
Loans collectively evaluated for impairment	95,965	522,181	191,314	112,077	23,322	944,859
Purchased credit impaired	65	34	11	37	-	147
Ending balance	$96,097	$540,239	$194,796	$114,360	$23,322	$968,814

The following tables detail activity in the allowance for loan losses, segregated by class of loan, for the year ended
December 31, 2018.
Allocation of a portion of the allowance to
one
category of loans does
not
preclude its availability to absorb losses in other loan categories and periodically may
result in reallocation within the provision categories.

(dollars in thousands)	Construction, land and land development	Other commercial real estate	Residential real estate	Commercial, financial, & agricultural	Consumer and other	Total
Twelve months ended December 31, 2018
Beginning balance	$1,216	$4,653	$968	$633	$37	$7,507
Charge-offs	-	(257)	(162)	(246)	(300)	(965)
Recoveries	155	52	91	161	75	534
Provision	(1,240)	803	284	70	284	201
Ending balance	$131	$5,251	$1,181	$618	$96	$7,277

Period-end amount allocated to:
Individually evaluated for impairment	39	1,312	61	6	-	1,418
Collectively evaluated for impairment	92	3,939	1,120	612	96	5,859
Ending balance	$131	$5,251	$1,181	$618	$96	$7,277

Loans:
Loans individually evaluated for impairment	531	18,271	4,404	1,050	217	24,473
Loans collectively evaluated for impairment	59,779	417,690	183,188	73,116	23,280	757,053
Ending balance	$60,310	$435,961	$187,592	$74,166	$23,497	$781,526